united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Annual Report
January 31, 2019

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder:

We are pleased to present this annual report for the Arrow Reserve Capital Management ETF (“ARCM” or the “Fund”) for the one-year period ended January 31, 2019. ARCM is a conservative ultra short-term fixed income fund that invests in a variety of investment grade fixed income securities with maturities generally ranging from 0 to 2 years. The Fund is sub-advised by Halyard Asset Management, LLC, leaders in reserve capital and fixed income strategies.

ARCM is actively managed in an attempt to maximize income potential without substantially increasing portfolio risk. The Fund tries to identify holdings that offer an acceptable yield and return potential for a given level of credit risk and maturity.

Management’s Discussion of Fund Performance

All Fund performance herein is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

For the one-year period ended January 31, 2019, performance of ARCM was 1.90%. For a comparison, the FTSE US 6 Month Treasury Bill Total Return Index was 2.00% for the same period. Since the Fund’s inception on March 31, 2017, the Fund has an annualized total return of 1.51% and the FTSE US 6 Month Treasury Bill Total Return Index was up 1.55% for the same period. With a large mix of floating rate notes, the Fund performed well as the Federal Reserve increased the Fed Funds target four times during 2018, ending with a target rate of 2.5%.

Overall, the Fund’s strategy performed admirably for the year with the majority of the holdings contributing in a positive way to the portfolio. As the Federal Reserve raised the federal funds rate, the yield of the Fund rose almost in concert. The Fund generally pays distributions monthly, or as needed if special distributions are required. As of the last distribution made during the reporting period on January 31, 2019, the Fund’s 30-day U.S. Securities and Exchange Commission yield was 2.56% and the 12-month distribution rate was 2.26%.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
March 2019

AD-032519

Arrow Reserve Capital Management ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the years ended January 31, 2019, as compared to its benchmark:

		Annualized
		Since Inception** -
	One Year	January 31, 2019
Arrow Reserve Capital Management ETF - NAV	1.90%	1.51%
Arrow Reserve Capital Management ETF- Market Price	1.80%	1.43%
FTSE Treasury Bill 6 Month USD Index	2.00%	1.55%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements is 0.52% per the June 1, 2018 prospectus. After fee waivers, the Fund’s total annual expenses are 0.42% per the June 1, 2018 prospectus. The Advisor has put in place a fee waiver. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The FTSE Treasury Bill 6 Month USD Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months. The Index reflects no deduction for fees, expenses or taxes.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate Bonds	89.3%
U.S. Treasury Bills	13.0%
Liabilities in Excess of Other Assets	(2.3)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS
January 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 89.3%
	AEROSPACE & DEFENSE - 4.5%
1,514,000	General Dynamics Corp., 3M Libor + 0.29% #	2.908	5/11/2020	$1,517,018
985,000	United Technologies Corp., 3M Libor + 0.35% #	3.086	11/1/2019	986,364
				2,503,382
	AUTOMOBILES MANUFACTURING - 8.7%
751,000	American Honda Finance Corp., 3M Libor + 0.27% #	3.031	7/20/2020	751,365
635,000	Ford Motor Credit Co. LLC, 3M Libor + 0.93% #	3.668	11/4/2019	632,936
247,000	Ford Motor Credit Co. LLC, 3M Libor + 1.00% #	3.797	1/9/2020	246,029
600,000	Ford Motor Credit Co. LLC, 3M Libor + 0.79% #	3.566	6/12/2020	591,707
1,183,000	General Motors Financial Co., Inc., 3M Libor + 0.80% #	3.389	8/7/2020	1,174,037
1,486,000	Toyota Motor Credit Corp., 3M Libor + 0.17% #	2.971	9/18/2020	1,486,096
				4,882,170
	BANKS - 9.6%
1,212,000	Branch Banking & Trust Co., 3M Libor + 0.45% #	3.237	1/15/2020	1,215,177
383,000	Capital One NA, 3M Libor + 0.77% #	3.544	9/13/2019	383,677
1,015,000	PNC Bank NA, 3M Libor + 0.36% #	3.000	5/19/2020	1,016,472
1,386,000	US Bank NA, 3M Libor + 0.12% #	2.734	3/14/2019	1,386,192
1,367,000	Wells Fargo Bank NA, 3M Libor + 0.65% #	3.389	12/6/2019	1,374,245
				5,375,763
	BIOTECHNOLOGY - 1.2%
672,000	Amgen, Inc., 3M Libor + 0.60% #	3.277	5/22/2019	672,907

	CABLE & SATELLITE - 2.0%
1,129,000	Comcast Corp. 3M Libor + 0.33% #	3.127	10/1/2020	1,130,484

	CHEMICALS - 0.4%
245,000	The Sherwin-Williams Co.	7.250	6/15/2019	248,738

	COMMUNICATIONS EQUIPMENT - 5.0%
835,000	Apple, Inc., 3M Libor + 0.20% #	2.789	2/7/2020	836,368
642,000	Apple, Inc., 3M Libor + 0.25% #	2.851	2/7/2020	643,059
268,000	Apple, Inc., 3M Libor + 0.07% #	2.685	5/11/2020	267,993
1,051,000	Cisco Systems, Inc., 3M Libor + 0.50% #	3.238	3/1/2019	1,051,536
				2,798,956
	CONSTRUCTION MATERIALS MANUFACTURING - 3.0%
1,703,000	Martin Marietta Materials, Inc., 3M Libor + 0.50% #	3.292	12/20/2019	1,700,588

	CONSUMER FINANCE - 8.7%
894,000	American Express Credit Corp., 3M Libor + 0.49% #	3.106	8/15/2019	895,399
95,000	American Express Credit Corp., 3M Libor + 0.43% #	3.168	3/3/2020	95,167
1,010,000	American Express Credit Corp., 3M Libor + 0.53% #	3.165	5/17/2021	1,009,403
1,111,000	Capital One Financial Corp., 3M Libor + 0.76% #	3.378	5/12/2020	1,114,980
367,000	Capital One Financial Corp., 3M Libor + 0.45% #	3.201	10/30/2020	364,695
1,407,000	Synchrony Financial, 3M Libor + 1.23% #	3.968	2/3/2020	1,407,965
				4,887,609
	DIVERSIFIED BANKS - 7.6%
1,710,000	Bank of Montreal, 3M Libor + 0.65% #	3.430	7/18/2019	1,714,958
1,530,000	Citigroup, Inc., 3M Libor + 0.79% #	3.573	1/10/2020	1,537,797
176,000	JPMorgan Chase & Co., 3M Libor + 0.96% #	3.727	1/23/2020	177,380
843,000	Royal Bank of Canada, 3M Libor + 0.39% #	3.141	4/30/2021	843,529
				4,273,664
	ELECTRICAL EQUIPMENT MANUFACTURING - 2.1%
1,200,000	Honeywell International, Inc., 3M Libor + 0.04% #	2.791	10/30/2019	1,200,472

	ENTERTAINMENT CONTENT - 2.2%
1,000,000	The Walt Disney Co., 3M Libor + 0.13% #	2.866	3/4/2020	999,812
244,000	The Walt Disney Co., 3M Libor + 0.19% #	2.941	6/5/2020	244,028
				1,243,840

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	FINANCIAL SERVICES - 4.1%
1,000,000	Goldman Sachs Group, Inc. 3M Libor + 1.02% #	3.792	10/23/2019	$1,003,961
55,000	Goldman Sachs Group, Inc. 3M Libor + 0.80% #	3.579	12/13/2019	55,082
646,000	Goldman Sachs Group, Inc. 3M Libor + 1.20% #	3.988	9/15/2020	652,470
589,000	Morgan Stanley, 3M Libor + 1.14% #	3.905	1/27/2020	593,378
				2,304,891
	FOOD & BEVERAGE - 5.0%
1,515,000	Anheuser-Busch InBev Finance, Inc. 3M Libor + 0.40% #	2.941	2/1/2019	1,515,000
1,270,000	Campbell Soup Co., 3M Libor + 0.50% #	3.288	3/16/2020	1,263,378
				2,778,378
	LIFE INSURANCE - 0.7%
415,000	New York Life Global Funding, 3M Libor + 0.39% #, 144A	3.169	10/24/2019	416,104

	MACHINERY MANUFACTURING - 3.8%
315,000	Caterpillar Financial Services Corp., 3M Libor + 0.18% #	2.796	5/15/2020	315,019
523,000	John Deere Capital Corp., 3M Libor + 0.29% #	3.082	10/9/2019	523,774
550,000	John Deere Capital Corp., 3M Libor + 0.30% #	3.079	3/13/2020	550,524
715,000	John Deere Capital Corp., 3M Libor + 0.26% #	3.027	9/10/2021	712,552
				2,101,869
	MANAGED CARE - 2.0%
1,143,000	UnitedHealth Group, Inc. 3M Libor + 0.26% #	3.048	6/15/2021	1,138,705

	MASS MERCHANTS - 2.7%
659,000	Walmart, Inc., 3M Libor - 0.03% #	2.767	10/9/2019	658,446
829,000	Walmart, Inc., 3M Libor + 0.23% #	3.054	6/23/2021	830,901
				1,489,347
	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.1%
1,699,000	Medtronic, Inc., 3M Libor + 0.80% #	3.588	3/15/2020	1,711,634

	PHARMACEUTICALS - 0.5%
300,000	Johnson & Johnson, 3M Libor + 0.27% #	3.008	3/1/2019	300,054

	PROPERTY & CASUALTY INSURANCE - 3.7%
1,309,000	Allstate Corp., 3M Libor + 0.43% #	3.233	3/29/2021	1,301,532
793,000	Berkshire Hathaway Finance Corp., 3M Libor + 0.26% #	2.876	8/15/2019	793,839
				2,095,371
	RETAIL - CONSUMER DISCRETIONARY - 4.9%
1,258,000	The Home Depot, Inc., 3M Libor + 0.15% #	2.901	6/5/2020	1,257,642
1,484,000	Lowe’s Cos, Inc., 3M Libor + 0.42% #	3.187	9/10/2019	1,485,074
				2,742,716
	SEMICONDUCTORS - 1.1%
625,000	Intel Corp., 3M Libor + 0.08% #	2.698	5/11/2020	625,142

	SOFTWARE & SERVICES - 0.9%
476,000	Oracle Corp., 3M Libor + 0.51% #	3.314	10/8/2019	477,631

	UTILITIES - 0.2%
108,000	Arizona Public Service Co.	2.200	1/15/2020	107,322

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.6%
880,000	Verizon Communications, Inc., 3M Libor + 0.37% #	2.986	8/15/2019	880,528

	TOTAL CORPORATE BONDS (Cost $50,149,924)			50,088,265

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILLS * - 13.0%
2,470,000	United States Treasury Bill	0.000	4/18/2019	$2,457,719
3,200,000	United States Treasury Bill	0.000	4/11/2019	3,185,548
1,520,000	United States Treasury Bill	0.000	3/26/2019	1,514,828
70,000	United States Treasury Bill	0.000	2/26/2019	69,885
85,000	United States Treasury Bill	0.000	2/21/2019	84,890
	TOTAL U.S. TREASURY BILLS (Cost $7,312,782)			7,312,870

	TOTAL INVESTMENTS - 102.3% (Cost - $57,462,706)			$57,401,135
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%			(1,305,987)
	NET ASSETS - 100.0%			$56,095,148

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At January 31, 2019 144A securities amounted to $416,104 or 0.7% of net assets.

*	Zero Coupon Bonds

#	Floating Rate Bond - Rate represented is as of January 31, 2019.

LLC - Limited Liability Corporation

3M Libor - A 3-month average of the LIBOR index.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2019

ASSETS
Investment securities:
At cost	$57,462,706
At value	$57,401,135
Cash	4,972
Dividends and interest receivable	227,616
Prepaid expenses and other assets	2,507
TOTAL ASSETS	57,636,230

LIABILITIES
Payable for investments purchased	1,514,730
Investment advisory fees payable	6,146
Payable to related parties	132
Accrued expenses and other liabilities	20,074
TOTAL LIABILITIES	1,541,082
NET ASSETS	$56,095,148

Net Assets Consist Of:
Paid in capital	$56,027,599
Accumulated income	67,549
NET ASSETS	$56,095,148

Net Asset Value Per Share:
Net Assets	$56,095,148
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	560,000
Net asset value (Net Assets ÷ Shares Outstanding)	$100.17

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS
For the year ended January 31, 2019

INVESTMENT INCOME
Dividends	$6,131
Interest	1,787,809
TOTAL INVESTMENT INCOME	1,793,940

EXPENSES
Investment advisory fees	223,067
Administrative services fees	57,901
Audit fees	16,994
Legal fees	14,442
Transfer agent fees	13,693
Custodian fees	11,725
Printing and postage expenses	10,200
Professional fees	4,555
Trustees fees and expenses	4,353
Insurance expense	1,913
Other expenses	10,003
TOTAL EXPENSES	368,846

Less: Fees waived by the Advisor	(56,766)
NET EXPENSES	312,080

NET INVESTMENT INCOME	1,481,860

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(5,724)
Net change in unrealized depreciation on investments	(107,619)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(113,343)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,368,517

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Year Ended	For the Period Ended
	January 31, 2019	January 31, 2018 (a)(b)
FROM OPERATIONS
Net investment income	$1,481,860	$335,817
Net realized gain (loss) on investments	(5,724)	5,778
Net change in unrealized appreciation (depreciation) on investments	(107,619)	46,048
Net increase in net assets resulting from operations	1,368,517	387,643

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(286,881)
From net realized gains	—	(6,120)
Total distributions paid: *	(1,412,932)	—
Net decrease in net assets resulting from distributions to shareholders	(1,412,932)	(293,001)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	108,088,394
Cost of shares redeemed	(20,005,748)	(32,037,725)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(20,005,748)	76,050,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,050,163)	76,145,311

NET ASSETS
Beginning of Period	76,145,311	—
End of Period**	$56,095,148	$76,145,311

SHARE ACTIVITY
Shares Sold	—	1,080,000
Shares Redeemed	(200,000)	(320,000)
Net increase (decrease) in shares of beneficial interest outstanding	(200,000)	760,000

(a)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(b)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for the period have been adjusted to give effect to the 1:5 stock split

*	Distributions from net investment income and net realized capital gains are combined for the year ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the period ended January 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $66,061 as of January 31, 2018.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year Ended	For the Period Ended
	January 31, 2019	January 31, 2018 (1)(8)
Net asset value, beginning of period	$100.19	$100.00
Activity from investment operations:
Net investment income (2)	2.00	0.80
Net realized and unrealized gain (loss) on investments	(0.12)	0.09
Total from investment operations	1.88	0.89
Less distributions from:
Net investment income	(1.90)	(0.69)
Net realized gains	—	(0.01)
Total distributions	(1.90)	(0.70)
Net asset value, end of period	$100.17	$100.19
Total return (4)(6)	1.90%	0.89%
Net assets, at end of period (000s)	$56,095	$76,145
Ratio of gross expenses to average net assets (3)(7)	0.50%	0.52%
Ratio of net expenses to average net assets (3)	0.42%	0.42%
Ratio of net investment income to average net assets (3)	1.99%	0.94%
Portfolio Turnover Rate (4)(5)	33%	66%

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Per Share amounts for the period have been adjusted to give effect to the 1:5 stock split.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2019

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-8.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$50,088,265	$—	$50,088,265
U.S. Treasury Bills	—	7,312,870	—	7,312,870
Total	$—	$57,401,135	$—	$57,401,135

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s January 31, 2018 tax return, or expected to be taken in the Fund’s January 31, 2019 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $23,650,685 and $17,748,938.

For the year ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC as the primary sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the year ended January 31, 2019, the Fund incurred $223,067 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2019 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation expenses) will not exceed 0.42%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended January 31, 2019, the Advisor waived fees in the amount of $56,766 pursuant to the waiver agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2021	1/31/2022
$34,166	$56,766

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

For the year ended January 31, 2019, the Fund received $600 in fixed fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended January 31, 2019 and January 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2019	January 31, 2018
Ordinary Income	$1,412,932	$293,001
	$1,412,932	$293,001

As of January 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$134,989	$—	$(3,725)	$(2,134)	$—	$(61,581)	$67,549

The difference between book basis and tax basis accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $3,725.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

At January 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$2,134	$—	$2,134	$—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
$57,462,716	$15,970	$(77,551)	$(61,581)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of January 31, 2019, Arrow Managed Futures Strategy Fund held 81.0% of the voting securities of the Fund.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2019

components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Board declared the following distributions after January 31, 2019:

Fund	Distribution Per Share	Ex Date	Record Date	Payable Date
Arrow Reserve Capital Management ETF	$0.2368	2/1/2019	2/4/2019	2/11/2019
Arrow Reserve Capital Management ETF	$0.1871	3/1/2019	3/4/2019	3/11/2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow Reserve Capital Management ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arrow Reserve Capital Management ETF, a series of shares of beneficial interest in Arrow Investments Trust (the “Fund”), including the portfolio of investments, as of January 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 30, 2017 (commencement of operations) through January 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from March 30, 2017 through January 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012.

Philadelphia, Pennsylvania

March 26, 2019

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/18	1/31/19	8/1/18 - 1/31/19	8/1/18 - 1/31/19
Actual	$1,000.00	$1,009.80	$2.13	0.42%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%

*	“Actual” expense information for the Fund is for the period from August 1, 2018 to January 31, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2018 to January 31, 2019). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184 /365 (to reflect the full half-year period).

**	Annualized.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2019

Renewal of the Investment Advisory Agreement between AIT and Arrow Investment Advisors, LLC

At an in person meeting held September 28, 2018, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to theArrow Reserve Capital Management ETF (the “Reserve ETF”).

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to Reserve ETF. During deliberations, they noted that there continued to be strong communication between the Adviser and the Board. It was also noted that there were no material compliance issues since the last renewal, and that the Adviser continued to expand and nurture relationships with registered investment advisers and broker dealers to benefit shareholders. The Board noted that the Adviser reported no litigation or administrative actions during the last 12 months. The Board discussed the Adviser’s unique qualifications with quantitative investment strategies, and the Adviser’s ongoing research focused on the efficiency of executing the strategies. They also discussed the Adviser’s ETF team and their acumen with the product. The Board agreed that, through participation in meetings, they have access and a good working relationship with senior management of the Adviser. They indicated their belief that the Adviser personnel had deep experience on both the business and compliance side of the business, and the portfolio management team had progressed due to the increase in communication of all parties involved. It was the consensus of the Board that they were satisfied with the nature, extent and quality of the services provided to Reserve ETFunder the advisory agreement.

Fees and Expenses. The Board reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. They noted the management fee of 0.30% was slightly below the peer group average of 0.31%, and that Reserve ETF’s expense ratio of 0.42% was in line with the peer group and Morningstar categories. The Board concluded that the advisory fees were reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to Reserve ETF. The Board noted that Reserve ETF outperformed the peer group and the ultrashort bond category year to date and over the last 12 months. The Board concluded that the performance of Reserve ETFwas acceptable.

Economies of Scale. The Board considered whether the Adviser has realized or will realize economies of scale with respect to the management of Reserve ETF. They reviewed the Adviser’s projections for asset growth for Reserve ETF over the next 12 months, and discussed the expense limitation agreements currently in place. The Board agreed that the absence of breakpoints with respect to Reserve ETFwas reasonable and acceptable at this time.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

Profitability. The Board considered the expenses of the Adviser, and estimated profits realized by the Adviser in connection with the operation of Reserve ETF and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to Reserve ETF. The Board reviewed the profitability analysis provided by the Adviser noting that it did not realize a profit in connection with its relationship with Reserve ETF. They considered the amount of profit, both in terms of actual dollars and as a percentage of revenue. The Board considered that the Adviser had invested significant entrepreneurial capital in the development of Reserve ETF. They further considered the investment of time, skill and personnel necessary to manage an ETF, and discussed the business risks assumed by the Adviser. The Board concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Reserve ETF.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Non-Interested Trustees

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Fund Complex Overseen by Trustee[1]	Other Directorships Held During the Past 5 Years
Robert S. Andrialis Year of Birth: 1944	Trustee	Since March 2014	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011–2014; Independent Consultant 2010-2011.	10	Arrow ETF Trust (since September 2011)
Paul Montgomery Year of Birth: 1953	Trustee	Indefinite/ Since Sept. 2011	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).	10	Arrow ETF Trust (since March 2014)
Thomas T. Sarkany Year of Birth: 1946	Trustee	Since March 2014	Founder and President, TTS Consultants, LLC, 2010 – present.	10	Arrow ETF Trust (since September 2011)Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors since 1981; Trustee, Northern Lights Fund Trust IV (since July 2015)

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

Interested Trustees and Officers

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Fund Complex Overseen by Trustee[1]	Other Directorships Held During the Past 5 Years
Joseph Barrato[2] Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite term as Trustee, 1-year renewable term as officer (since Sept. 2011)	Founder and Chief Executive Officer, Arrow (since 2006).	10	Arrow ETF Trust (since 2012)
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	Since Feb. 2018; 2011-2015	Managing Partner of Fit Compliance, LLC (since 2017); Chief Operations and Chief Compliance Officer of ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer of Arrow Investment Advisors, LLC (2011-2015).	N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	1 year renewable term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Sam Singh 80 Arkay Dr. Hauppauge, NY 11788 Year of Birth: 1976	Principal Financial Officer and Treasurer	1-year renewable term (since Oct. 2013)	Vice President, GFS (since January 2015); Assistant Vice President, GFS (since 2011-2014); Vice President of Fund Administration; BNY Mellon (2007-2011).	N/A	N/A
Dawn M. Dennis 80 Arkay Dr. Hauppauge, NY 11788 Year of Birth: 1966	Assistant Secretary	1 year renewable term Since June 2013	Senior Paralegal, GFS (since May 2013), Paralegal (from July 2011 through April 2013).	N/A	N/A

1	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

2	Joseph Barrato is considered to be an “interested person” of the Arrow Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $12,000

2018 - $11,500

(b)	Audit-Related Fees

2019 - None

2018 – None

(c)	Tax Fees

2019 – $2,200

2018 - $ 2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 – None

2018 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2018
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.000%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019- $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/10/19